Income Taxes	12 Months Ended
Dec. 31, 2013
INCOME TAXES [Abstract]
INCOME TAXES
NOTE 16: INCOME TAXES
As indicated in Note 2(t), the Company is a Marshall Islands corporation. However, the Company is subject to tax in Argentina, Brazil and Paraguay, jurisdictions where certain of its subsidiaries operate. During 2013 the Company decided to merge certain subsidiaries in Paraguay. As a result of this merger, the Company will distribute specifically identified earnings, which will be offset by retained net losses of $43,475. The Company's decision to merge the subsidiaries resulted in a one-off income tax benefit in deferred income tax of $4,209.The Company's operations in Panama and Uruguay are not taxed. The corporate income tax rate in Argentina, Brazil and Paraguay is 35%, 34% and 10%, respectively for the year ended December 31, 2013.
The components of income before income taxes in consolidated statements of income for the years ended December 31, 2013, 2012 and 2011 are as follows:

	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Argentina	$ (11,669)	$ (10,524)	$ (1,722)
Paraguay	1,719	(13,168)	(3,158)
Uruguay	40,843	35,932	11,933
Panama	(24,897)	(12,719)	(5,641)
Others	(722)	690	(1,176)

Total income before income taxes and noncontrolling interest	$ 5,274	$ 211	$ 236

Income tax (expense)/benefit is comprised of:

	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Current	$ 559	$ (316)	$ (376)
Deferred	442	2,250	2,638

Total Argentina	$ 1,001	$ 1,934	$ 2,262

Current	$ (658)	$ (826)	$ (753)
Deferred	4,211	(1,143)	(1,161)

Total Paraguay	$ 3,553	$ (1,969)	$ (1,914)

Total income tax benefit/(expense)	$ 4,554	$ (35)	$ 348

A reconciliation between the income tax expense resulting from applying the Marshall Islands, Panamanian or Uruguayan statutory income tax rate and the reported income tax expense has not been presented herein, as it would not provide any additional useful information to the users of these consolidated financial statements, as the Company's net income is subject to neither Marshall Islands, Panama nor Uruguay tax.
A reconciliation between the income tax expense resulting from applying the Brazilian or Paraguayan statutory income tax rate and the reported income tax expense has not been presented herein since these amounts are not material to the Company's consolidated financial statements.
Reconciliation of income tax benefit to taxes calculated based on Argentinean statutory tax rate is as follows:

	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Loss before income taxes and noncontrolling interest	$ (11,669)	$ (10,524)	$ (1,722)
Statutory tax rate	35%	35%	35%

Income before taxes at the statutory tax rate	4,084	3,683	603
Permanent differences	(3,083)	(1,749)	1,659

Income tax benefit of the year	$ 1,001	$ 1,934	$ 2,262

At December 31, 2013, Argentinean subsidiaries had accumulated benefit from tax loss carry-forward (“NOLs”) for a consolidated total of $2,030 ($2,013 in 2012) that expires mainly in 2018. The use of the NOLs and MPIT will depend upon future taxable income in Argentina.
The components of deferred income taxes included on the balance sheets were as follows:

	December 31, 2013	December 31, 2012
Deferred income tax assets:
Tax loss carry-forward	$ 2,013	$ 1,675
Other deferred income tax assets	17	338

Total deferred income tax assets	2,030	2,013

Deferred income tax liabilities:
Intangible assets	(10,186)	(11,173)
Property, plant and equipment, net	(5,348)	(4,787)
Other	(365)	(4,575)

Total deferred income tax liabilities	(15,899)	(20,535)

Net deferred income tax liabilities	$ (13,869)	$ (18,522)